Note 4 - Digital Assets Sales - Customer Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Digital assets sales	$ 244,811,387,000	$ 250,201,282,000	$ 116,492,159,000
Customer A [member]
Statement Line Items [Line Items]
Digital assets sales	57,649,927	62,890,467	34,908,743
Customer B [member]
Statement Line Items [Line Items]
Digital assets sales	$ 27,955,612
Customer C [member]
Statement Line Items [Line Items]
Digital assets sales		$ 85,566,459
Customer D [member]
Statement Line Items [Line Items]
Digital assets sales			11,891,307
Customer E [member]
Statement Line Items [Line Items]
Digital assets sales			14,361,697
Customer F [member]
Statement Line Items [Line Items]
Digital assets sales			$ 11,691,258